Label	Element	Value
Share Capital Increase Through Contribution In Share	nbg_ShareCapitalIncreaseThroughContributionInShare	$ 773,000,000
Continuing Discontinuing Operations [Member]
Share Capital Increase Through Conversion Of Preference Shares	nbg_ShareCapitalIncreaseThroughConversionOfPreferenceShares	550,000,000
Share Capital Increase Through Mandatory Conversion Of Long Term Debt Securities	nbg_ShareCapitalIncreaseThroughMandatoryConversionOfLongTermDebtSecurities	73,000,000
Acquisition Of Intangible Assets Net Excluding Goodwill	nbg_AcquisitionOfIntangibleAssetsNetExcludingGoodwill	0
Hfsf Contribution For Contingently Convertible Securities Capital Increase	nbg_HfsfContributionForContingentlyConvertibleSecuritiesCapitalIncrease	2,322,000,000
Hfsf Contribution In Share Capital Increase	nbg_HfsfContributionInShareCapitalIncrease	$ 0
Eurobank Ergasias Sa [Member]
Net trading gain/(loss)	us-gaap_TradingGainsLosses	$ 92,000,000
Share Capital Increase Covered By Private Investors	nbg_ShareCapitalIncreaseCoveredByPrivateInvestors	$ 1,079,000,000